Loans and Allowance for Loan Losses - Additional information about Impaired Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Impaired loans
Recorded Investment, With no related allowance recorded	$ 2,093	$ 2,433
Unpaid Principal Balance, With no related allowance recorded	2,451	2,528
Recorded Investment, With an allowance recorded	6,385	7,923
Unpaid Principal Balance, With an allowance recorded	7,067	8,370
Specific Reserves, With an allowance recorded	1,194	1,333
Total impaired loans, Recorded Investment	8,478	10,356
Total impaired loans, Unpaid Principal Balance	9,518	10,898
Commercial, financial, and agricultural
Impaired loans
Recorded Investment, With no related allowance recorded	1,264	1,393
Unpaid Principal Balance, With no related allowance recorded	1,550	1,445
Recorded Investment, With an allowance recorded	1,164	1,614
Unpaid Principal Balance, With an allowance recorded	1,236	1,834
Specific Reserves, With an allowance recorded	551	500
Residential real estate
Impaired loans
Recorded Investment, With no related allowance recorded	561	674
Unpaid Principal Balance, With no related allowance recorded	602	688
Recorded Investment, With an allowance recorded	4,232	4,398
Unpaid Principal Balance, With an allowance recorded	4,458	4,500
Specific Reserves, With an allowance recorded	579	521
Commercial real estate
Impaired loans
Recorded Investment, With no related allowance recorded	115	366
Unpaid Principal Balance, With no related allowance recorded	119	395
Recorded Investment, With an allowance recorded	735	1,638
Unpaid Principal Balance, With an allowance recorded	1,093	1,743
Specific Reserves, With an allowance recorded	37	243
Commercial real estate | Construction
Impaired loans
Recorded Investment, With no related allowance recorded	153
Unpaid Principal Balance, With no related allowance recorded	180
Recorded Investment, With an allowance recorded		97
Unpaid Principal Balance, With an allowance recorded		97
Specific Reserves, With an allowance recorded		48
Installment and other consumer
Impaired loans
Recorded Investment, With an allowance recorded	254	176
Unpaid Principal Balance, With an allowance recorded	280	196
Specific Reserves, With an allowance recorded	$ 27	$ 21